Leases (Details 3) - CNY (¥) ¥ in Millions	Dec. 31, 2024	Dec. 31, 2023
Leases
2025	¥ 7,778
2026	4,878
2027	3,199
2028	2,498
2029	1,975
2030 and thereafter	9,568
Total lease payments	29,896
Less: interest	(4,184)
Present value of operating lease liabilities	¥ 25,712	¥ 21,431